NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY

Gryphon Gold Corporation was incorporated in the State of Nevada in 2003 and wholly owns its subsidiary, Borealis Mining Company, (collectively, “Gryphon Gold” or “the Company”). The Company is a production company focused on the Borealis Oxide Heap Leach Project (the “Borealis Project”) and exploring mineral properties. Management intends to use the cash flow generated from the Borealis Project to fund operations but may need to raise additional capital through debt or equity to help fund operations and additional capital expenditures and expansion. No assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and possible future revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to suspend or cease operations. The Company has an accumulated deficit of $43,451,324 as at June 30, 2012 ($43,072,173 as at March 31, 2012) and has cash on hand of $4,533,261. In addition, at June 30, 2012 the Company had $16,980,240 in notes payable and long-term debt. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and the satisfaction of liability in the normal course of business. The recoverability of amounts shown for mineral property interests in the Company’s consolidated balance sheets are dependent upon the existence of economically recoverable reserves, the ability of the Company to arrange appropriate financing to complete the development of its properties, the receipt of necessary permitting and upon achieving future profitable production or receiving proceeds from the disposition of the properties. The timing of such events occurring, if at all, is not yet determinable.

1. NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY

Gryphon Gold Corporation was incorporated in the State of Nevada in 2003 and wholly owns its subsidiary, Borealis Mining Company, (collectively, “Gryphon Gold” or “the Company”). The Company is a production company focused on the Borealis Project and exploring mineral properties.

Management intends to use the profit from the Borealis Project to fund operations but may need to raise additional capital through debt or equity to help fund the operation and further capital expenditures and expansion. No assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and possible future revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to suspend or cease operations. The Company has an accumulated deficit of $43,072,172 as at March 31, 2012 ($37,950,801 as at March 31, 2011) and has cash on hand of $602,343. In addition, at March 31, 2012 the Company had $12,158,548 in notes payable and long-term debt. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and the satisfaction of liability in the normal course of business. The recoverability of amounts shown for mineral property interests in the Company’s consolidated balance sheets are dependent upon the existence of economically recoverable reserves, the ability of the Company to arrange appropriate financing to complete the development of its properties, the receipt of necessary permitting and upon achieving future profitable production or receiving proceeds from the disposition of the properties. The timing of such events occurring, if at all, is not yet determinable.

On April 19, 2012, the Company secured a senior credit facility with Waterton Global, LLC for $15,000,000 of which the July and November 2011 debentures were paid in full [see Notes 11 and 15]. The Company received approximately $5.4 million cash from the transaction.